May 10, 2019
Green Square Tax Exempt High Income Fund Series
MANAGED PORTFOLIO SERIES

Green Square Tax Exempt High Income Fund

(the “Fund”)

Supplement dated May 1, 2019 to the

Prospectus, Summary Prospectus and Statement of Information for the Fund
dated December 29, 2018.

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By vote of a majority of the outstanding voting securities of the Fund, as defined by the Investment Company Act of 1940, as amended, shareholders of the Fund approved a change in the Fund”s name to the Green Square High Income Municipal Fund. The Fund”s name change will be effective May 31, 2019.

Effective May 31, 2019 the first paragraph under “Principal Investment Strategies on Page 1 of the Prospectus is revised as follows:

Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its total assets in tax exempt debt securities.  The Fund expects to invest the majority of its assets in debt securities that are rated below investment grade (or “junk bonds”), including unrated securities, with a focus on project revenue debt, but may invest up to 40% of its total assets in investment grade debt securities.  The Fund may invest without limit in municipal securities issued by or on behalf of states and local governmental authorities throughout the United States and its territories.  Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax exempt obligations, municipal leases, obligations of municipal housing authorities, zero coupon bonds and single family revenue bonds.  The Fund may invest in all types of municipal bonds that are exempt from federal income tax, but not necessarily the federal alternative minimum tax (the “AMT”). The Adviser”s security selection process focuses primarily on project revenue bonds in five broad sectors: healthcare; education; housing; transportation; and power, but may also include debt of distressed municipalities.

Effective May 31, 2019, the first paragraph under “Principal Investment Strategies” on page 7 of the Prospectus is revised as follows:

Under normal market conditions, the Fund will invest at least 80% of its total assets in tax exempt debt securities.  Tax exempt debt securities are investments the income from which is exempt from federal income tax but which may be subject to the alternative minimum tax. The policy above is a fundamental policy of the Fund and may not be changed without shareholder approval of a majority of the Fund”s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended.  The Fund expects to invest the majority of its assets in debt securities that are rated below investment grade (or “junk bonds”), including unrated securities, with a focus on project revenue debt, but may invest up to 40% of its total assets in investment grade debt securities.  The Fund may invest without limit in municipal securities issued by or on behalf of states and local governmental authorities throughout the United States and its territories.  Municipal securities include, among others, bonds issued by 501(c)(3)s, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax exempt obligations, municipal leases, obligations of municipal housing authorities, zero coupon bonds and single family revenue bonds.  The Fund may invest in all types of municipal bonds that are exempt from federal income tax, but not necessarily the AMT. The Adviser”s security selection process focuses primarily on project revenue bonds in five broad sectors: healthcare; education; housing; transportation; and power, but may also include debt of distressed municipalities.

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This supplement should be retained with your Prospectus, Summary Prospectus, and Statement of Additional Information for future reference.